SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Trade accounts payable	$ 1,598,605	$ 667,396
Accrued liabilities	2,695,844	2,729,947
Ending balance	$ 4,294,449	$ 3,397,343